PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 662,658
Ending balance	841,241	$ 662,658
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	731,378	682,616
Decommissioning and restoration adjustment	23,553	2,979
Increase Decrease In Additions and Transfer Other Than Through Business Combinations Property Plant And Equipment	238,670	45,783	[1]
Ending balance	993,601	731,378
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(68,720)	(6,563)
Depreciation and depletion	(83,640)	(62,157)
Ending balance	(152,360)	(68,720)
Property, plant and equipment [Member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	80	0
Property, plant and equipment [Member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Decommissioning and restoration adjustment	0	0
Increase Decrease In Additions and Transfer Other Than Through Business Combinations Property Plant And Equipment	90	0	[1]
Ending balance	90	0
Property, plant and equipment [Member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation and depletion	(10)	0
Ending balance	(10)	0
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	638,679
Ending balance	667,756	638,679
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	707,399	91,936
Decommissioning and restoration adjustment	23,553	2,979
Increase Decrease In Additions and Transfer Other Than Through Business Combinations Property Plant And Equipment	89,154	612,484	[1]
Ending balance	820,106	707,399
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(68,720)	(6,563)
Depreciation and depletion	(83,630)	(62,157)
Ending balance	(152,350)	(68,720)
Assets under construction [Member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	1,564	0
Assets under construction [Member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Decommissioning and restoration adjustment	0	0
Increase Decrease In Additions and Transfer Other Than Through Business Combinations Property Plant And Equipment	1,564	0	[1]
Ending balance	1,564	0
Assets under construction [Member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation and depletion	0	0
Ending balance	0	0
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,979
Ending balance	4,894	23,979
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,979	590,680
Decommissioning and restoration adjustment	0	0
Increase Decrease In Additions and Transfer Other Than Through Business Combinations Property Plant And Equipment	(19,085)	(566,701)	[1]
Ending balance	4,894	23,979
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation and depletion	0	0
Ending balance	0	0
Mining assets [member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	166,947	0
Mining assets [member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Decommissioning and restoration adjustment	0	0
Increase Decrease In Additions and Transfer Other Than Through Business Combinations Property Plant And Equipment	166,947	0	[1]
Ending balance	166,947	0
Mining assets [member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation and depletion	0	0
Ending balance	$ 0	$ 0

[1]	Included in the additions of assets under construction for the year ended December 31, 2018 is $Nil (2017 - $10,168) of borrowing and other costs and is net of $Nil (2017 - $67,493) of pre-production sales. Amounts were transferred to their appropriate asset class upon the declaration of commercial production. On April 13, 2018, KNP assets were acquired at their fair value for share consideration of the Company. Please see Note 6 for further details. Included in additions of property, plant and equipment for GK is $32,776 (2017 - $2,777) related to deferred stripping.